General (Details) $ in Millions			1 Months Ended		9 Months Ended
	Oct. 23, 2025	Jun. 12, 2025	Jun. 30, 2025	May 31, 2025	Sep. 30, 2025 vessel	Oct. 02, 2025 USD ($)
Property, Plant and Equipment [Line Items]
FLNG lease and operate agreement, term					20 years
2025 Senior Unsecured Notes | Unsecured Debt | Subsequent event
Property, Plant and Equipment [Line Items]
Debt instrument, face amount | $						$ 500
FLNG Gimi
Property, Plant and Equipment [Line Items]
FLNG lease and operate agreement, term		20 years	20 years
Southern Energy S.A., SESA | FLNG Hilli
Property, Plant and Equipment [Line Items]
FLNG deployment project term				20 years
Southern Energy S.A., SESA | MKII FLNG
Property, Plant and Equipment [Line Items]
FLNG deployment project term				20 years
Southern Energy S.A., SESA | MKII FLNG | Subsequent event
Property, Plant and Equipment [Line Items]
FLNG deployment project term	20 years
FLNG | LNG carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | vessel					2